CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
CORPORATE INFORMATION	CORPORATE INFORMATION
Legend Biotech Corporation, (the "Company"), was incorporated on May 27, 2015 as an exempted company in the Cayman Islands with limited liability under the Companies Act (As Revised) of the Cayman Islands. The registered office address of the Company is 4th Floor, Harbour Place, 103 South Church Street, P.O. Box 10240, Grand Cayman KY1-1002, Cayman Islands.

Legend Biotech Corporation is an investment holding company. The Company’s subsidiaries are principally engaged in the discovery, and development, manufacturing and commercialization of novel cell therapies for oncology and other indications.
Information about subsidiaries

Company	Place and date of incorporation	Issued ordinary shares/paid-up capital		Percentage of equity interest attributable to the Company		Principal activities
				Direct %	Indirect %
Legend Biotech Limited (“Legend BVI”)	The British Virgin Islands June 2, 2015	US$	2,453,819,239	100	—	Investment holding
Legend Biotech HK Limited (“Legend HK”)	Hong Kong June 3, 2015	US$	2,453,819,239	—	100	Investment holding
Nanjing Legend Biotechnology Co., Ltd. (“Legend Nanjing”)	PRC* November 17, 2014	US$	212,500,000	—	100	Manufacture and sale of life sciences research products; performance and sale of research and development services
Legend Biotech USA Incorporated (“Legend USA”)	Delaware, United States of America August 31, 2017	—		—	100	Manufacture and sale of life sciences products; performance of life sciences research and development
Legend Biotech Ireland Limited (“Legend Ireland”)	Ireland November 13, 2017	US$	2,217,445,234	—	100	Manufacture and sale of life sciences products; performance of life sciences research and development; treasury center for Legend Biotech
Legend Biotech Belgium B.V. (“Legend Belgium”)	Belgium June 23, 2021	US$	46,177,685	—	100	Manufacture and sale of life sciences products
Hainan Chuanji Biotechnology Co., Ltd. (“Hainan Chuanji”)	PRC October 25, 2021	US$	4,000,000	—	100	General & administrative
Shanghai Chuanji Biotech Co., Ltd "(Shanghai Chuanji")	PRC January 22, 2025	Registered capital (not yet paid up): US$4,146,939		—	100	Manufacture and sale of life sciences products; performance of life sciences research and development
* The People’s Republic of China (the “PRC” or “China”), including the Hong Kong Special Administrative Region of China (“Hong Kong”).